Note 22 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2014	2013

Numerator
Net Income Available to Common Stockholders	$5,997,687	$4,843,021	$3,120,284

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	19,203	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,458,461	8,439,258	8,439,258

Earnings Per Share - Basic	$0.71	$0.57	$0.37

Earnings Per Share - Diluted	$0.71	$0.57	$0.37